Consolidated Balance Sheets - USD ($) $ in Thousands		Oct. 31, 2020		Jun. 30, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 02, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 869,725		$ 1	$ 149,385	$ 43,538
Accounts receivable - less allowance for doubtful accounts of $1,286, $3,275 and $3,642, respectively		11,908			13,999	9,798
Merchandise inventories, net		1,082,907			1,099,749	1,331,969
Prepaid expenses and other current assets		25,789			24,548	26,140
Assets held for sale		1,763			1,763	1,763
Total current assets		1,992,092		1	1,289,444	1,413,208
PROPERTY AND EQUIPMENT, NET		382,620			441,407	454,406
Right-of-use assets		1,163,361			1,145,705	1,165,826
TRADE NAME		577,000			577,000	577,000
GOODWILL		861,920			861,920	861,920
OTHER NONCURRENT ASSETS		4,923			15,845	16,349
Total assets		4,981,916			4,331,321	4,488,709
CURRENT LIABILITIES:
Accounts payable		868,879			428,823	529,926
Accrued expenses and other current liabilities		274,612			211,381	219,992
Current lease liabilities		79,361			76,329	73,252
Current maturities of long-term debt		18,250			34,116	18,250
Total current liabilities		1,241,102			750,649	841,420
LONG-TERM DEBT, net		1,408,885			1,428,542	1,492,609
Long-term lease liabilities		1,171,420			1,141,896	1,163,250
DEFERRED TAX LIABILITIES, NET		132,701
Other long-term liabilities		43,244			19,197	19,529
Total liabilities		3,997,352			3,340,284	3,516,808
COMMITMENTS AND CONTINGENCIES
REDEEMABLE MEMBERSHIP UNITS					2,818	2,818	$ 17,885
STOCKHOLDERS'/PARTERS' EQUITY
Preferred stock, value	[1]	0			0	0
Partners' equity, value	[1]				996,285	976,538
Common stock, value		881	[1]	1
Additional paid-incapital	[1]	93,064
Retained earnings	[1]	895,646
Accumulated other comprehensive income (loss)	[1]	(5,027)			(8,066)	(7,455)
Stockholders'/partners' equity		984,564	[1]	$ 1
Partners' Equity					988,219	969,083	857,039
Total liabilities and partners' equity		$ 4,981,916			4,331,321	$ 4,488,709
New Academy Holding Company, LLC
CURRENT ASSETS:
Cash and cash equivalents					149,385		75,691
Accounts receivable - less allowance for doubtful accounts of $1,286, $3,275 and $3,642, respectively					13,999		15,725
Merchandise inventories, net					1,099,749		1,134,156
Prepaid expenses and other current assets					24,548		39,937
Assets held for sale					1,763		1,763
Total current assets					1,289,444		1,267,272
PROPERTY AND EQUIPMENT, NET					441,407		496,153
Right-of-use assets					1,145,705
TRADE NAME					577,000		592,067
GOODWILL					861,920		861,920
OTHER NONCURRENT ASSETS					15,845		21,545
Total assets					4,331,321		3,238,957
CURRENT LIABILITIES:
Accounts payable					428,823		432,037
Accrued expenses and other current liabilities					211,381		184,141
Current lease liabilities					76,329
Current maturities of long-term debt					34,116		68,305
Total current liabilities					750,649		684,483
LONG-TERM DEBT, net					1,428,542		1,556,755
Long-term lease liabilities					1,141,896
Other long-term liabilities					19,197		122,795
Total liabilities					3,340,284		2,364,033
COMMITMENTS AND CONTINGENCIES
REDEEMABLE MEMBERSHIP UNITS					2,818		17,885
STOCKHOLDERS'/PARTERS' EQUITY
Partners' equity, value					996,285		848,591
Retained earnings							553,282
Accumulated other comprehensive income (loss)					(8,066)		8,448
Partners' Equity					988,219		857,039
Total liabilities and partners' equity					$ 4,331,321		$ 3,238,957

[1]	See Retrospective Presentation of Ownership Exchange in Note 2.